UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                --------------

Check here if Amendment / /; Amendment Number:  _______
      This Amendment (Check only one):         / /  is a restatement.
                                               / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Steel Partners II, L.P.
Address:         590 Madison Avenue, 32nd Floor
                 New York, New York 10022


Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Warren G. Lichtenstein
Title:            Managing Member of General Partner
Phone:            212-758-3232

Signature, Place, and Date of Signing:

                  /s/ Warren G. Lichtenstein, Tokyo, Japan, May 17, 2004

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      1
                                            ------------------------

Form 13F Information Table Entry Total:                36
                                            ------------------------

Form 13F Information Table Value Total:           $260336
                                            ------------------------
                                                 (thousands)


 CERTAIN INFORMATION FOR WHICH WE ARE REQUESTING CONFIDENTIAL TREATMENT HAS BEEN
   OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.     Form 13F File Number       Name

          1      28-10766                   Warren G. Lichtenstein

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
   --------                  --------    --------  --------         --------          --------    --------         --------
                                                                                                                VOTING AUTHORITY
                                                                                                                ----------------
                             TITLE OF               VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
  --------------              -----      -----     --------   -------   ---   ----   ----------   --------    ----    ------   ----
ALLIED MOTION TECHNOLOGIES I  COM        019330109    343       82365   SH            OTHER           1        0        82365     0

AMERICAN INDEPENDENCE CORP    COM NEW    026760405   4483      283711   SH            OTHER           1        0       283711     0

ANGELICA CORP                 COM        034663104  18060      791050   SH            OTHER           1        0       791050     0

BKF CAP GROUP INC             COM        05548G102    565       21900   SH            OTHER           1        0        21900     0

BAIRNCO CORP                  COM        057097107   4048      572600   SH            OTHER           1        0       572600     0

CONTINENTAL MATLS CORP        COM PAR    211615307   9698      335700   SH            OTHER           1        0       335700     0
                              $0.25

CRONOS GROUP S A              SHS        L20708100   8494     1179671   SH            OTHER           1        0      1179671     0

DYNAMEX INC                   COM        26784F103  11937      847819   SH            OTHER           1        0       847819     0

ENPRO INDS INC                COM        29355X107  25044     1323700   SH            OTHER           1        0      1323700     0

ENSTAR GROUP INC GA           COM        29358R107   8298      184815   SH            OTHER           1        0       184815     0

EQUIDYNE CORP                 COM        29442R105    187      306500   SH            OTHER           1        0       306500     0

EVANS & SUTHERLAND COMPUTER   SDCV       299096AA5   2054     2934000   PRN           OTHER           1       N/A         N/A    N/A
                              6.000% 3/0

EVANS & SUTHERLAND COMPUTER   COM        299096107   1528      358640   SH            OTHER           1        0       358640     0

FIRST YRS INC                 COM        337610109   3092      180373   SH            OTHER           1        0       180373     0

GEMSTAR-TV GUIDE INTL INC     COM        36866W106    611       91000   SH            OTHER           1        0        91000     0

GENCORP INC                   COM        368682100  39831     3677800   SH            OTHER           1        0      3677800     0





HF FINL CORP                  COM        404172108    457       26010   SH            OTHER           1        0        26010     0

INDEPENDENCE HLDG CO NEW      COM NEW    453440307   2210       70630   SH            OTHER           1        0        70630     0

JPS INDUSTRIES INC            COM        46624E405   7111     2395209   SH            OTHER           1        0      2395209     0

JARDEN CORP                   COM        471109108   2935       82650   SH            OTHER           1        0        82650     0

LAYNE CHRISTENSEN CO          COM        521050104  14510      989126   SH            OTHER           1        0       989126     0

METRO ONE TELECOMMUNICATIONS  COM        59163F105    717      308912   SH            OTHER           1        0       308912     0

MOORE MED CORP                COM        615799103   1539      128500   SH            OTHER           1        0       128500     0

NATHANS FAMOUS INC NEW        COM        632347100   5916     1018200   SH            OTHER           1        0      1018200     0

NATHANS FAMOUS INC NEW        *W EXP     632347118     23       41437   SH            OTHER           1       N/A         N/A    N/A
                              09/30/200

NEW VY CORP                   COM PAR    649080504   4776     1104357   SH            OTHER           1        0      1104357     0
                              $.01

NOVOSTE CORP                  COM        67010C100   5421     1599207   SH            OTHER           1        0      1599207     0

P & F INDS INC                CL A NEW   692830508   2932      351085   SH            OTHER           1        0       351085     0

PTEK HLDGS INC                COM        69366M104  19192     2088393   SH            OTHER           1        0      2088393     0

PREMIERE TECHNOLOGIES INC     NOTE       74058FAC6   1272     1272000   PRN           OTHER           1       N/A         N/A    N/A
                              5.750% 7/0

RONSON CORP                   COM NEW    776338204   1123      396094   SH            OTHER           1        0       396094     0

S L INDS INC                  COM        784413106  13679     1402950   SH            OTHER           1        0      1402950     0

STRATEGIC DISTR INC           COM NEW    862701307   3581      289489   SH            OTHER           1        0       289489     0

SUMMIT AMER TELEVISION INC    COM        86600T109    101       25000   SH            OTHER           1        0        25000     0

UNITED INDL CORP              COM        910671106  29964     1582050   SH            OTHER           1        0      1582050     0

WEBFINANCIAL CORP             COM        94767P100   4604     1737345   SH            OTHER           1        0      1737345     0